Gain on Asset Purchase Cancelation, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contract Cancellation [Line Items]
(Loss) Gain on asset purchase cancellations	$ 3,633	$ 0	$ 0
Contract for Hull No J0131
Contract Cancellation [Line Items]
Installments Paid For Vessel Consruction	31,800
Accrued Interest Earned Related To Asset Puchase Cancellations	4,520
Interest and expenses capitalized	$ 887